CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		135 Months Ended		138 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Mar. 31, 2012
Operating costs and expenses:
Research and development, net	$ 369	$ 270	$ 1,689	$ 1,045	$ 24,419	[1]	$ 24,788	[1]
General and administrative	510	258	2,205	1,544	17,003	[1]	17,513	[1]
Total operating costs and expenses	879	528	3,894	2,589	41,422	[1]	42,301	[1]
Financial expenses (income), net	(11)	177	151	(189)	2,547	[1]	2,536	[1]
Other income	0	0	(132)	0	(132)	[1]	(132)	[1]
Operating loss	868	705	3,913	2,400	43,837	[1]	44,705	[1]
Taxes on income	4	0	5	19	77	[1]	81	[1]
Loss from continuing operations	872	705	3,918	2,419	43,914	[1]	44,786	[1]
Net loss from discontinued operations	0	0	0	0	164	[2]	164	[2]
Net loss	$ 872	$ 705	$ 3,918	$ 2,419	$ 44,078	[1],[2]	$ 44,950	[1],[2]
Basic and diluted net loss per share from continuing operations	$ 0.01	$ 0.01	$ 0.03	$ 0.03
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	126,591,262	108,895,199	120,117,724	89,094,403

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.